Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Intangible assets
12.
Intangible assets

	Goodwill	Technology Know-how	Development costs	Trademarks	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2023	218,311	672,753	1,052,244	169,811	2,113,119
Addition	—	—	186,222	—	186,222
Transfer	—	754,407	(754,407)	—	—
At December 31, 2023 and January 1, 2024	218,311	1,427,160	484,059	169,811	2,299,341
Addition	—	—	204,271	—	204,271
Transfer	—	117,629	(117,629)	—	—
At December 31, 2024	218,311	1,544,789	570,701	169,811	2,503,612
Accumulated amortization
At January 1, 2023	5,675	105,920	—	—	111,595
Amortization	—	109,913	—	—	109,913
At December 31, 2023 and January 1, 2024	5,675	215,833	—	—	221,508
Amortization	—	201,420	—	—	201,420
At December 31, 2024	5,675	417,253	—	—	422,928
Accumulated impairment
At December 31, 2023 and January 1, 2024	—	126,700	—	—	126,700
Impairment losses	—	—	31,130	—	31,130
At December 31, 2024	—	126,700	31,130	—	157,830
Net carrying amount
At December 31, 2023	212,636	1,084,627	484,059	169,811	1,951,133
At December 31, 2024	212,636	1,000,836	539,571	169,811	1,922,854
US$’000	29,641	139,513	75,214	23,671	268,039

12.
Intangible assets (cont’d)

Goodwill

Goodwill represents the excess of purchase consideration over fair value of net assets of businesses acquired.

Goodwill acquired through business combinations have been allocated to two cash-generating units for impairment testing as follows:

•
Yuchai manufacturing business.
•
Yulin Hotel. Goodwill allocated to Yulin Hotel was fully impaired in 2008.

Carrying amount of goodwill allocated to the cash-generating unit:

	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
Yuchai manufacturing business	212,636	212,636	29,641

Yuchai manufacturing business

The Group performs its impairment test annually. The recoverable amount was determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period. The pre-tax discount rate applied to the cash flow projections was 13.2% (2023: 15.1%) and cash flows beyond the five-year period are extrapolated using a 1% growth rate (2023: 1%), a modest long-term growth rate after taking into consideration of industry outlook with management estimation. No impairment was identified for this unit.

Key assumptions used for value in use calculations

Key assumptions used in estimation of value in use were as follows:

•
Profit from operation
•
Discount rate

Profit from operation – Profit from operation is based on management’s estimate with reference to historical performance and future business outlook of Yuchai manufacturing business.

Discount rate – Discount rate reflects management’s estimate of the risks specific to the cash-generating unit and is estimated based on weighted average cost of capital (“WACC”). The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the cash-generating unit is obliged to service. This rate is weighted according to the optimal debt/equity structure arrived on the basis of the capitalization structure of the peer group.

Sensitivity to changes in assumptions

The implications of the key assumptions for the recoverable amount are discussed below:

Profit from operation – A decreased demand can lead to a decline in profit from operation. A decrease in demand by 10.3% (2023: 12.9%) would result in impairment.

Discount rate – A rise in pre-tax discount rate to 19.2% (2023: 20.9%) would result in impairment.

With regard to the assessment of value in use of the Yuchai manufacturing business, management believes that no reasonably possible change in any of the above key assumptions would cause the recoverable amount to materially fall below the carrying value of the unit.

12.
Intangible assets (cont’d)

Technology know-how

In 2022, 2023 and 2024, management believed that there was no indicator for impairment. Also, having considered that there was no significant change of the market demand and economic environment which will have a favorable effect to the recoverable amount of the intangible asset, management had concluded that no reversal of impairment was necessary in 2022, 2023 and 2024.

In 2024, the development of certain engine platform relating to National VI and Tier 4 and new energy system were completed, and the related development costs amounting to RMB 117.6 million (US$16.4 million) (2023: RMB 754.4 million) were transferred from development costs to technology know-how, and amortization were charged accordingly based on the Group’s policy.

Development costs

During 2023 and 2024, the Group has capitalized development costs of RMB 186.2 million and RMB 204.3 million (US$28.5 million), respectively, mainly for new engines that comply with National VI/VI(b) and Tier 4 emission standards. As of December 31, 2024, the total capitalized development costs are RMB 539.6 million (US$75.2 million) (2023: RMB 484.1 million). These development costs relate to on-going development efforts and, accordingly, have not yet been available for use, and therefore no amortization charges were recorded.

The Group performs an impairment test on the development costs that are not available for use. In 2023, no impairment has been identified. In 2024, the Group recognized impairment losses of RMB 31.1 million (US$4.3 million) in the consolidated statement of profit or loss under “Research and development expenses” in respect of development costs of a discontinued research and development project. The recoverable amount was determined based on its value in use using the discounted cash flow approach. Cash flows were projected based on historical growth, past experience and management best estimation of future business outlook. In 2024, the Group used 5-8 years (2023: 6-10 years) forecast and were based on the updated financial budgets approved by the senior management with no terminal value. Apart from the discontinued R&D project, there is no impairment charge in relation to the other on-going R&D developments.

Key assumptions used in estimation of value in use were as follows:

•
Profit from operation – Profit from operation is based on management’s estimate with reference to historical revenue generated, growth rate and estimation of future business outlook. In 2024, Management retain the same view on revenue growth, i.e. in range of 10%-25% year-on-year from 2025 to 2029 in consideration industry outlook in view of overall China economy. Management expected a continued growth in new energy products in the market according to industry trends.
•
Discount rate – Discount rate reflects management’s estimate of the risks specific to the cash-generating unit and is estimated based on weighted average cost of capital (“WACC”). The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on the interest-bearing borrowings the cash-generating unit is obliged to service. This rate is weighted according to the optimal debt/equity structure arrived on the basis of the capitalization structure of the peer group. The Group has applied a pre-tax discount rate of 15.0% (2023: 15.1%).
12.
Intangible assets (cont’d)

Development costs (cont’d)

Sensitivity to changes in assumptions

The implications of the key assumptions for the recoverable amount are discussed below:

Profit from operation – A decreased demand can lead to a decline in profit from operation. A decrease in demand by 27.5% (2023: 6.6%) would result in impairment.

Discount rate – A rise in pre-tax discount rate to 20.3% (2023: 16.0%) would result in impairment.

With regard to the assessment of value in use, management believes that no reasonably possible change in any of the above key assumptions would cause the recoverable amount to materially fall below the carrying value.

Trademarks

In 2019, Yuchai entered into a trademark license agreement with GY under which Yuchai was granted the exclusive and perpetual use of the trademarks listed in the trademark license agreement for a one-time usage fee of RMB 169.8 million.

Management has assessed and concluded that the right granted by the trademark license, according to the terms and conditions of the trademark license agreement, is indefinite.

In 2023 and 2024, the Group performed an annual impairment review by taking Yuchai as a cash–generating unit. Using the same cash flow projection and assumptions for goodwill impairment test disclosed above, management concluded that no impairment charge is to be recognized in 2023 and 2024.